CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2015 CNY (¥) ¥ / shares shares		Dec. 31, 2014 CNY (¥) ¥ / shares shares		Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues	$ 568,778	[1]	¥ 3,684,429	[1]	¥ 1,763,579	[1]	¥ 749,911	[1]
Cost of revenues	(144,363)	[1]	(935,154)	[1]	(403,412)	[1]	(140,526)	[1]
Gross profit	424,415		2,749,275		1,360,167		609,385
Operating income and expenses
Research and development	(106,091)	[1]	(687,235)	[1]	(436,840)	[1]	(217,846)	[1]
Selling and marketing	(228,386)	[1]	(1,479,441)	[1]	(580,610)	[1]	(201,504)	[1]
General and administrative	(65,338)	[1]	(423,248)	[1]	(251,743)	[1]	(97,817)	[1]
Impairment of goodwill and intangible assets	(7,700)		(49,882)		(8,304)
Other Operating Income	15,046		97,468
Total operating income and expenses	(392,469)	[1]	(2,542,338)	[1]	(1,277,497)	[1]	(517,167)	[1]
Operating profit	31,946		206,937		82,670		92,218
Other income (expenses)
Interest income, net	2,245		14,545		28,216		7,077
Changes in fair value of redemption right and put options granted	3		22		4,375		11,146
Settlement and changes in fair value of contingent considerations	1,082		7,010		(13,749)		(1,067)
Foreign exchange gain (loss), net	(39)		(250)		16		920
Impairment of investments	(5,361)		(34,728)		(9,136)
Other income, net	7,282		47,173		3,959		2,243
Losses from equity method investments	(1,441)		(9,334)		(5,447)		(1,849)
Income before taxes	35,717		231,375		90,904		110,688
Income tax expenses	(9,277)		(60,097)		(23,993)		(48,670)
Net income	26,440		171,278		66,911		62,018
Less: net loss attributable to noncontrolling interests	(821)		(5,318)		(1,030)
Net income attributable to Cheetah Mobile Inc.	$ 27,261		¥ 176,596		¥ 67,941		¥ 62,018
Earnings per share
Basic | (per share)	$ 0.0199		¥ 0.1286		¥ 0.0527		¥ 0.0567
Diluted | (per share)	0.0191		0.1238		0.0506		0.0538
Earnings per ADS (1 ADS represents 10 Class A ordinary shares)
Basic | (per share)	0.1986		1.2863		0.5272		0.5671
Diluted | (per share)	$ 0.1911		¥ 1.2377		¥ 0.5064		¥ 0.5381
Weighted average number of shares used in computation of ordinary shares:
Basic					1,210,501,020		929,119,153
Diluted					1,341,732,457		1,135,982,953
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	$ 18,213		¥ 117,977		¥ (6,960)		¥ (6,087)
Unrealized gains on available-for-sale securities, net	1,502		9,729		18,119		20,929
Reclassification adjustments for gains included in net income	(1,052)		(6,814)		(21,121)
Other comprehensive (loss) income, net of tax of nil	18,663		120,892		(9,962)		14,842
Total comprehensive income	45,103		292,170		56,949		76,860
Less: Total comprehensive income attributable to noncontrolling interests	(748)		(4,848)		(1,126)
Total comprehensive income attributable to Cheetah Mobile Inc.	45,851		297,018		58,075		76,860
Revenues
Related party transactions
Amount of transactions with related parties	49,690		321,881		86,708		111,218
Cost of revenues
Related party transactions
Amount of transactions with related parties	(4,834)		(31,316)		(4,767)		(9,296)
Research and development
Related party transactions
Amount of transactions with related parties	(695)		(4,500)		(4,212)		(4,174)
Selling and marketing
Related party transactions
Amount of transactions with related parties	(16,737)		(108,422)		(27,931)		(256)
General and administrative
Related party transactions
Amount of transactions with related parties	(783)		(5,072)		¥ (5,158)		¥ (2,021)
Class A Ordinary shares
Other income (expenses)
Net income attributable to Cheetah Mobile Inc.	$ 6,240		¥ 40,420
Weighted average number of shares used in computation of ordinary shares:
Basic	314,229,617		314,229,617		124,564,984
Diluted	1,426,810,939		1,426,810,939		1,341,732,457
Class B Ordinary shares
Other income (expenses)
Net income attributable to Cheetah Mobile Inc.	$ 21,022		¥ 136,176
Weighted average number of shares used in computation of ordinary shares:
Basic	1,058,633,704		1,058,633,704		1,085,936,036
Diluted	1,079,059,263		1,079,059,263		1,208,004,257

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows: year ended December 31, 201320142015 RMBRMBRMBUS$ Revenues 111,218 86,708 321,881 49,690Cost of revenues (9,296) (4,767) (31,316) (4,834)Research and development (4,174) (4,212) (4,500) (695)Selling and marketing (256) (27,931) (108,422) (16,737)General and administrative (2,021) (5,158) (5,072) (783)Details of the related party transactions are set out in note 16 (b) to the consolidated financial statements.